Organization (Details)	1 Months Ended
	Jun. 30, 2022	Oct. 31, 2019	Jul. 31, 2019
Good Fortune Supermarket San Gabriel, LP [Member]
Organization (Details) [Line Items]
Equity method investment ownership percentage			91.00%
Good Fortune Supermarket of Monrovia, LP [Member]
Organization (Details) [Line Items]
Equity method investment ownership percentage			85.25%
Super HK of El Monte, Inc. [Member]
Organization (Details) [Line Items]
Equity method investment ownership percentage		91.67%
GF Supermarket of MP, Inc. [Member]
Organization (Details) [Line Items]
Equity method investment ownership percentage	100.00%